As filed with the Securities and Exchange Commission on October 5, 1995



                           Registration No. 2-75276

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

                            REGISTRATION STATEMENT
                       UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.

                       Post-Effective Amendment No. 25

                                    and/or

                            REGISTRATION STATEMENT
                   UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 26

                 CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.
              (Exact name of Registrant as Specified in Charter)

                              140 Garden Street
                         Hartford, Connecticut 06154
              (Address of Principal Executive Office)(Zip Code)

      Registrant's Telephone Number, Including Area Code: (203) 987-5047

                           Ann F. Lomeli, Secretary
                 Connecticut Mutual Investment Accounts, Inc.
                              140 Garden Street
                         Hartford, Connecticut 06154
                   (Name and Address of Agent for Service)

It is  proposed that this filing will become effective

/X/     immediately upon filing  pursuant to paragraph (b) of Rule 485.

     Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. The Rule 24f- 2 Notice for the fiscal year ended December 31, 1994 was filed for the Registrant's following series on February 20, 1995: Connecticut Mutual Liquid Account; Connecticut Mutual Government Securities Account; Connecticut Mutual Government Securities Account; Connecticut Mutual Total Return Account; and Connecticut Mutual Growth Account.

______________________________________________________________________________



                CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

                          PART C - OTHER INFORMATION


ITEM 24.  Financial Statements and Exhibits.

    (a)  Financial Statements.

          (1) Included in Part A with respect to Connecticut Mutual Liquid Account, Connecticut Mutual Income Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Total Return Account, Connecticut Mutual Growth Account, CMIA LifeSpan Capital Appreciation Account, CMIA LifeSpan Balanced Account and CMIA Diversified Income Account:

Not applicable.

          (2) Included in Part B with respect to Connecticut Mutual Liquid Account, Connecticut Mutual Income Account, Connecticut Mutual Government Securities Account, Connecticut Mutual Total Return Account, Connecticut Mutual Growth Account:

Not applicable.

Included in Part B with respect to CMIA LifeSpan Capital
Appreciation Account, CMIA LifeSpan Balanced Account and CMIA Diversified
Account.

Not applicable.


   (b) Exhibits

      99.B1.  Articles of Incorporation*

     99.B1.1  Amendment to Articles of Incorporation****

     99.B1.2  Amended and Restated Articles of Incorporation*

     99.B1.3  Amended Articles of Incorporation*

      99.B2.  By-Laws*

      99.B3.  Not Applicable

      99.B4.  Share Certificate*

      99.B5. Amendment to Investment Advisory Agreement between the Registrant, on behalf of each series, and G.R. Phelps & Co., Inc. to add
              LifeSpan Accounts****

    99.B5.1. Subadvisory Agreement among the Registrant, on behalf of respective LifeSpan Account, G.R. Phelps & Co., Inc. and the respective
              Subadvisor and schedule of omitted
              substantially similar documents****

      99.B6.  Underwriting Agreement between Registrant and
              G.R. Phelps & Co., Inc.*

    99.B6.1.  Amendment (Municipal Accounts) to Amended
              Underwriting Agreement between Registrant and
              G.R. Phelps & Co., Inc.***

    99.B6.2.  Amendment (LifeSpan Accounts) to Amended
              Underwriting Agreement between Registrant and
              G.R. Phelps & Co., Inc.****

    99.B6.3.  Dealer Agreement with G.R. Phelps & Co.,
              Inc.*

    99.B6.4.  Underwriting Agreement between Registrant and
              Connecticut Mutual Financial Services,
              L.L.C.*

      99.B7.  Not Applicable

      99.B8.  Form of Master Custodian Agreement between
              Registrant and Investors' Bank & Trust
              Company***

    99.B8.1.  Amendment (LifeSpan Accounts) to Custodian
              Agreement between Registrant and State Street
              Bank and Trust Company****

      99.B9.  Transfer Agency and Service Agreement between
              Registrant and State Street Bank and Trust
              Co.*

    99.B9.1.  Amendment (Municipal Accounts) to Transfer
              Agency and Service Agreement between
              Registrant and State Street Bank and Trust
              Co.***

    99.B9.2.  Amendment (LifeSpan Accounts) to Transfer
              Agency and Service Agreement between
              Registrant and State Street Bank and Trust
              Co.****

    99.B9.3.  Form of Subscription Agreement among G.R.
              Phelps & Co., Inc., the Registrant, on behalf of CMIA National Municipals Account, National
              Tax Free Portfolio and Eaton Vance
              Management***

    99.B9.4.  Form of Subscription Agreement among G.R.
              Phelps & Co., Inc., the Registrant, on behalf of CMIA California Municipals Account,
              California Tax Free Portfolio and Eaton Vance
              Management***

    99.B9.5.  Form of Subscription Agreement among G.R.
              Phelps & Co., Inc., the Registrant, on behalf of CMIA Massachusetts Municipals Account,
              Massachusetts Tax Free Portfolio and Eaton
              Vance Management***

    99.B9.6.  Form of Subscription Agreement among G.R.
              Phelps & Co., Inc., the Registrant, on behalf of CMIA New York Municipals Account, New York
              Tax Free Portfolio and Eaton Vance
              Management***

    99.B9.7.  Form of Subscription Agreement among G.R.
              Phelps & Co., Inc., the Registrant, on behalf of CMIA Ohio Municipals Account, Ohio Tax
              Free Portfolio and Eaton Vance Management***

    99.B9.8. Form of Administrative Services Agreement & between Registrant, on behalf of CMIA
              National Municipals Account, and G.R. Phelps
              Co., Inc.***

    99.B9.9. Form of Administrative Services Agreement between the Registrant, on behalf of CMIA
              California Municipals Account, and G.R.
              Phelps & Co., Inc.***

   99.B9.10.  Form of Administrative Services Agreement
              between the Registrant, on behalf of CMIA
              Massachusetts Municipals Account, and G.R.
              Phelps & Co., Inc.***

   99.B9.11.  Form of Administrative Services Agreement
              between the Registrant, on behalf of CMIA New
              York Municipals Account, and G.R. Phelps &
              Co., Inc.***

   99.B9.12.  Form of Administrative Services Agreement
              between the Registrant, on behalf of CMIA
              Ohio Municipals Account, and G.R. Phelps &
              Co., Inc.***

     99.B10.  Opinion and Consent of Counsel**

   99.B10.1.  Consent of Counsel in California and New
              York***

   99.B10.2.  Consent of Counsel in Ohio***

   99.B10.3.  Opinion and Consent of Counsel(Rule 24e-2
              shares)*

   99.B10.4.  Opinion and Consent of Counsel (Class B
              shares) (to be filed with Rule 24f-2 Notice)

     99.B11.  Not applicable

     99.B12.  Not applicable

     99.B13.  Not Applicable

     99.B14.  Not Applicable

     99.B15.  Form of CMIA National Municipals Account
              Rule 12b- 1 Plan***

   99.B15.1.  Form of CMIA California Municipals Account
              Rule 12b- 1 Plan***

   99.B15.2.  Form of CMIA Massachusetts Municipals Account
              Rule 12b- 1 Plan***

   99.B15.3.  Form of CMIA New York Municipals Account
              Rule 12b- 1 Plan***

   99.B15.4.  Form of CMIA Ohio Municipals Account
              Rule 12b- 1 Plan***

   99.B15.5.  Class A Rule 12b-1 Distribution Plans for the
              respective Accounts and Schedule of
              Substantially Similar Omitted Documents****

   99.B15.6.  Class B Rule 12b-1 Distribution Plan for the
              respective Accounts and Schedule of
              Substantially Similar Omitted Documents*

     99.B16.  Schedule of Computation for Performance
              Quotations (CMIA Municipal Accounts)***

     99.B18.  Rule 18f-3 Multiple Class Plan for the
              respective Accounts and Schedule of
              Substantially Similar Omitted Documents*

     99.B19.  Powers of Attorney***

    99.B27.1  Financial Data Schedule for Connecticut Mutual
              Liquid Account for the year ended December 31, 1994.

    99.B27.2  Financial Data Schedule for Connecticut Mutual
              Government Securities Account for the year ended
              December 31, 1994.

    99.B27.3  Financial Data Schedule for Connecticut Mutual
              Income Account for the year ended December 31, 1994.

    99.B27.4  Financial Data Schedule for Connecticut Mutual
              Total Return Account for the year ended December 31, 1994.

    99.B27.5  Financial Data Schedule for Connecticut Mutual
              Growth Account for the year ended December 31, 1994.

    99.B27.6  Financial Data Schedule for Connecticut Mutual
              Liquid Account for the six months ended June 30, 1995.

    99.B27.7  Financial Data Schedule for Connecticut Mutual
              Government Securities Account for the six months ended
              June 30, 1995.

    99.B27.8  Financial Data Schedule for Connecticut Mutual
              Income Account for the six months ended June 30, 1995.

    99.B27.9  Financial Data Schedule for Connecticut Mutual
              Total Return Account for the six months ended June 30, 1995.

   99.B27.10  Financial Data Schedule for Connecticut Mutual
              Growth Account for the six months ended June 30, 1995.

   99.B27.11  Financial Data Schedule for CMIA LifeSpan Capital Appreciation
              Account for the four month period ended August 31, 1995.

   99.B27.12  Financial Data Schedule for CMIA LifeSpan Balanced Account
              for the four month period ended August 31, 1995.

   99.B27.13  Financial Data Schedule for CMIA LifeSpan Diversified Income
              Account for the four month period ended August 31, 1995.

____________

*     Previously filed as exhibit to Registrant's Registration Statement and incorporated by reference herein.
**    Filed with Registrant's Rule 24f-2 Notice.
***   Previously filed with post-effective amendment no. 19 to the
      Registration Statement (File No. 2-75276) (the "Registration Statement")
      on July 27, 1994 and incorporated by reference herein.
****  Previously filed with post-effective amendment No. 20 to the Registration
      Statement on February 10, 1995 and incorporated by reference herein.


ITEM 25.  Persons Controlled by or Under Common Control with Registrant.

The discussion that follows indicates those entities owned directly or indirectly by Connecticut Mutual Life Insurance Company:

                  CONNECTICUT MUTUAL LIFE INSURANCE COMPANY
                                 SUBSIDIARIES

CM ADVANTAGE, INC.

      This is a Connecticut corporation incorporated February 27, 1984. Its business is acting as general partner in real estate limited partnerships.
      DHC, Inc. owns all the outstanding stock.

CM ASSURANCE COMPANY

      This is a Connecticut corporation incorporated July 23, 1986 (CM
      Insurance Company) and renamed December 15, 1987. Type of business - life insurance, endowments, annuities, accident, disability and health insurance. Connecticut Mutual owns all the stock.

CM BENEFIT INSURANCE COMPANY

      This is a Connecticut corporation incorporated April 22, 1986 as CM Pension Insurance Company and renamed CM Benefit
       Insurance Company on December 15, 1987. Type of business - life insurance, endowments, annuities, accident, disability and health insurance. Connecticut Mutual owns all the stock.

CM INSURANCE SERVICES, INC.

      A Connecticut corporation incorporated July 20, 1981 as
      DIVERSIFIED INSURANCE SERVICES OF AMERICA, INC.
      and renamed as CM Insurance Services, Inc. on June 23, 1992.
      Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies. DHC, Inc. owns all the issued and outstanding stock.

CM INSURANCE SERVICES, INC. (ARKANSAS)

      An Arkansas corporation incorporated January 11, 1982 as
      Diversified Insurance Services Agency of America and renamed
      CM Insurance Services, Inc. on October 19, 1992. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies. CM Insurance Services, Inc. owns all of the issued and outstanding common stock.

CM INSURANCE SERVICES, INC. (TEXAS)

      A Texas corporation incorporated April 16, 1982 and renamed CM Insurance
      Services, Inc. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies. CM Insurance Services, Inc. controls 100 shares (100%) of the issued and outstanding common stock through a voting trust.

CM INTERNATIONAL, INC.

      A Delaware corporation incorporated July 25, 1985. Type of business - holding a mortgage pool and issuance of collateralized mortgage obligations. DHC, Inc. owns all the outstanding stock.

CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.

      This is a Maryland corporation incorporated December 9, 1981 as Connecticut Mutual Liquid Account, Inc.
      It is a diversified open-end management investment company. As of 3/31/94, Connecticut Mutual and its various subsidiaries owned approximately 30% of its shares; AND

CONNECTICUT MUTUAL FINANCIAL SERVICES SERIES FUND I, INC.

      This is a Maryland corporation organized August 17, 1981. It is a diversified open-end management investment company. Shares of the fund are sold only to Connecticut Mutual and its affiliates, primarily
      CML's Panorama separate account.

CONNECTICUT MUTUAL FINANCIAL SERVICES, LLC

      A Connecticut limited liability corporation formed November 10, 1994.
      It is a registered broker-dealer. Connecticut Mutual has a 99% ownership interest and CM Strategic Ventures, Inc. has a 1% ownership interest.

C. M. LIFE INSURANCE COMPANY

      A Connecticut corporation incorporated April 25, 1980. Its business is the sale of life insurance, endowments, annuities, accident, disability and accident and health insurance. Connecticut Mutual owns all the common Stock.

CM PROPERTY MANAGEMENT, INC.

      A Connecticut corporation incorporated December 27, 1976 as URBCO, Inc., and renamed CM Property Management, Inc. on October 7, 1991. Type of business - Real estate holding company DHC, Inc. owns all the stock.

CM STRATEGIC VENTURES, INC.

      A Connecticut corporation incorporated October 26, 1987. It acts as general partner in limited partnerships.
      All outstanding stock is held by G.R. Phelps & Co., Inc.

CM TRANSNATIONAL S.A.

      A Luxembourg corporation incorporated July 8, 1987. Type of business - life insurance endowments and annuity contracts. Connecticut Mutual owns 99.7% and DHC, Inc. owns the remaining 0.3% of outstanding stock.

CML INVESTMENTS I CORP.

      A Delaware corporation incorporated December 26, 1991. This Company is organized to authorize, co-issue, sell and deliver jointly with CML
      Investments I L.P. bonds, notes or other obligations secured by primarily non-investment grade corporate debt obligations and other collateral. CML Investments I L.P. owns all of the outstanding stock
      (State House I Corp. is the General Partner of CML Investments I L.P.).

DHC, INC.

      A Connecticut corporation incorporated December 27, 1976. Type of business - holding company.
      Connecticut Mutual owns all the stock.

DIVERSIFIED INSURANCE SERVICES AGENCY OF AMERICA, INC. (DISA OHIO)

      An Ohio corporation incorporated March 18, 1982. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies. CM Insurance Services, Inc. holds 100 shares (100%) of the issued and outstanding Class B (non-voting) common. In addition, it controls 1 share (100%) of the issued and outstanding Class A (voting) common through a voting trust.

DIVERSIFIED INSURANCE SERVICES AGENCY OF AMERICA, INC. (DISA MASSACHUSETTS)

       A Massachusetts corporation incorporated March 18, 1982. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies.
       CM Insurance Services, Inc. owns all of the issued and outstanding stock.

DIVERSIFIED INSURANCE SERVICES AGENCY OF AMERICA, INC.  (DISA ALABAMA)

      An Alabama corporation incorporated January 21, 1982. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies.
      CM Insurance Services, Inc. owns all of the issued and outstanding stock.

DIVERSIFIED INSURANCE SERVICES AGENCY OF AMERICA, INC. (DISA NEW YORK)

      A New York corporation incorporated January 20, 1982. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies.
      CM Insurance Services, Inc. owns all of the issued and outstanding common stock.

DIVERSIFIED INSURANCE SERVICES AGENCY OF AMERICA, INC. (DISA HAWAII)

      A Hawaii corporation incorporated January 13, 1982. Type of business - the sale of, solicitation for, or procurement or making of insurance or annuity contracts and any other type of contract sold by insurance companies.
      CM Insurance Services, Inc. owns all of the issued and outstanding common stock.

G. R. PHELPS & CO., INC.

      A Connecticut corporation incorporated December 27, 1976 as AGCO, Inc., renamed Connecticut Mutual Financial Services, Inc. on February 10,
      1981, renamed again to G. R. Phelps & Co. on May 31, 1989. Type of business - broker/dealer and investment adviser.
      DHC, Inc. owns all the outstanding stock.

STATE HOUSE I CORPORATION

      A Delaware corporation incorporated December 26, 1991. This Company is organized to (a) act as a general partner of CML Investments I L.P.
      which will authorize, issue, sell and deliver, both by itself and jointly with CML Investments I Corp. bonds, notes or other obligations secured by primarily non-investment grade corporate debt obligations;
      (b) to act as general partner of State House I L.P. which will hold a limited partnership interest in CML Investments I L.P.
      DHC, Inc. owns all of the outstanding stock.

SUNRIVER PROPERTIES, INC. - SHELL CORPORATION

      This is an Oregon corporation incorporated February 8, 1965. It is not actively engaged in any business. However, its name is a valuable asset which is associated with a development project in which CML has a substantial interest.
      Connecticut Mutual owns all the outstanding stock.

URBAN PROPERTIES INC.

      A Delaware corporation incorporated March 30, 1970. Type of business - general partner in limited partnerships, real estate holding and development company.
      DHC, Inc. owns all the outstanding stock.


ITEM 26.     Number of Holders of Securities.





                                              Number of Record Holders
Title of Class                                  as of August 31, 1995
--------------                                 ------------------------

Connecticut Mutual Liquid Account                        4,883
Connecticut Mutual Government
  Securities Account                                     2,723
Connecticut Mutual Income Account                        1,856
Connecticut Mutual Total Return Account                 14,041
Connecticut Mutual Growth Account                        6,781
CMIA National Municipals Account                           124
CMIA California Municipals Account                           7
CMIA Massachusetts Municipals Account                        8
CMIA New York Municipals Account                            26
CMIA Ohio Municipals Account                                30
CMIA LifeSpan Capital Appreciation Account                  46
CMIA LifeSpan Balanced Account                             165
CMIA LifeSpan Diversified Income Account                   223
                                                      ________

     Total Holders of Securities                        30,913



  ITEM 27.  Indemnification.

            Reference is made to Article VI of By-laws filed with Post-Effective Amendment Number 13.

ITEM 28.    Business and Other Connections of Investment Adviser.


     All of the information required by this item is set forth in the Forms ADV, as amended, of the Registrant's investment adviser, G.R. Phelps & Co., Inc. (File No. 801-16182), and subadvisers, Scudder, Stevens & Clark, Inc. (File No. 801-252), Pilgrim, Baxter & Assoc. Ltd. and BEA Associates. The following sections of each such Form ADV are incorporated herein by reference:
 (a) Items 1 and 2 of Part 2; and (b) Section IV, Business Background, of each Schedule D.

ITEM 29.     Principal Underwriters.

     Registrant's distributor, Connecticut Mutual Financial Services, LLC. ("CMFS") is a majority owned subsidiary of Connecticut Mutual Life Insurance Company ("CML"). CMFS is the principal underwriter for Panaroma Separate Account, Panaroma Plus Separate Account and
    Connecticut Mutual Variable Life Separate Account I, each a separate account of CML or its subsidiaries and a registered investment company. Panorama Separate Account and Panaroma Plus Separate Account are used to fund variable annuity policies. Connecticut Mutual Variable Life Separate Account I is used to fund variable annuity and variable life policies. CMFS is also principal underwriter for the Connecticut Mutual Financial Services Series Fund I, Inc., an open-end investment company whose shares are offered to insurance company separate accounts.

The Directors and principal officers of CMFS and their principal occupations during the last two years are as follows:

      Name*                Position with CMFS              Position with
                                                           Registrant

Frank G. Dranginis         President                       None
Emelia M. Bruno            Financial and Operations        None
                               Principal
Theresa M. Squillacote     Compliance Officer              None
Ann Iseley                 Vice President                  None
Ann F. Lomeli              Secretary                       Secretary

* Principal Business Address of each person listed above is 140 Garden Street, Hartford, Connecticut 06154.

ITEM 30.     Location of Accounts and Records.

     Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodians, Investors Bank & Trust Company, 24 Federal Street, Boston, MA 02110 and 89 South Street, Boston, MA 02111 (with respect to the CMIA Municipal Accounts Only) and State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, NFDS, 1005 Baltimore, 5th Floor, Kansas City, MO 64105, with the exception of certain portfolio trading documents (with respect to CMIA Municipal Accounts only) which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Registrant's financial ledgers and other corporate records are maintained at its offices at 140 Garden Street, Hartford, CT 06154. Registrant is informed that all applicable accounts, books and documents (with respect to CMIA Municipal Accounts only) required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.



ITEM 31.  Management Services.

             Not applicable.

ITEM 32.     Undertakings.

     (a)     Not applicable.

     (b)     Not applicable.

     (c) The Company will furnish each person to whom a prospectus is delivered with a copy of the Company's latest annual report to shareholders, upon request and without charge.


     (d) The Registrant undertakes to comply with Section 16(c) of the Investment Company Act of 1940, as amended, as it relates to the assistance to be rendered to shareholders with respect to the call of a meeting to replace a director.


                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 the Registrant certifies that it has caused this Post-Effective Amendment No. 25 to the Registration Statement ("PEA No. 25") to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 4th day of October, 1995. The Registrant certifies that it meets all of the requirements for effectiveness of this PEA 25 pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

                      CONNECTICUT MUTUAL INVESTMENT ACCOUNTS, INC.




                                By: *Donald H. Pond, Jr.
                                ------------------------
                                Donald H. Pond, Jr.
                                President

     Pursuant to the requirements of the Securities Act of 1933, this PEA No. 25 has been signed below by the following persons in the capacities and on the date indicated.



                                     Signature               Title         Date
                              -----------------------  ------------------  ----

 *Donald H. Pond, Jr.             President and Director
----------------------------
  Donald H. Pond, Jr.            (Principal Executive
                                    Officer)

 *Richard Hixon Ayers             Director
----------------------------
  Richard Hixon Ayers

 *David Ellis Adams Carson        Director
----------------------------
  David Ellis Adams Carson

 *Richard Warren Greene           Director
----------------------------
  Richard Warren Greene

 *Beverly Lannquist Hamilton      Director
----------------------------
  Beverly Lannquist Hamilton

 *David E. Sams, Jr.              Director
----------------------------
  David E. Sams, Jr.

 *Linda M. Napoli                 Treasurer
----------------------------
  Linda M. Napoli                (Principal Financial
                                  and Accounting Officer)

*By:/s/ Michael A. Chong          Attorney-in-fact              October 4, 1995
----------------------------

   Michael A. Chong

EXHIBIT INDEX






Exhibit No.                                                            Page No.







99.B27.1  Financial Data Schedule for Connecticut Mutual
          Liquid Account for the year ended December 31, 1994.

99.B27.2  Financial Data Schedule for Connecticut Mutual
          Government Securities Account for the year ended
          December 31, 1994.

99.B27.3  Financial Data Schedule for Connecticut Mutual
          Income Account for the year ended December 31, 1994.

99.B27.4  Financial Data Schedule for Connecticut Mutual
          Total Return Account for the year ended December 31, 1994.

99.B27.5  Financial Data Schedule for Connecticut Mutual
          Growth Account for the year ended December 31, 1994.

99.B27.6  Financial Data Schedule for Connecticut Mutual
          Liquid Account for the six months ended June 30, 1995.

99.B27.7  Financial Data Schedule for Connecticut Mutual
          Government Securities Account for the six months ended
          June 30, 1995.

99.B27.8  Financial Data Schedule for Connecticut Mutual
          Income Account for the six months ended June 30, 1995.

99.B27.9  Financial Data Schedule for Connecticut Mutual
          Total Return Account for the six months ended June 30, 1995.

99.B27.10 Financial Data Schedule for Connecticut Mutual
          Growth Account for the six months ended June 30, 1995.

99.B27.11 Financial Data Schedule for CMIA LifeSpan Capital
          Appreciation Account for the four month period ended
          August 31, 1995.

99.B27.12 Financial Data Schedule for CMIA LifeSpan Balanced Account for the four month period ended August 31, 1995.

99.B27.13 Financial Data Schedule for CMIA LifeSpan Diversified Income
          Account for the four month period ended August 31, 1995.
